Employee benefits - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025
Disclosure of defined benefit plans [line items]
Percentage of indemnities cover under defined benefits plan		70.00%
Defined Benefit Plan Equity Securities [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		14.00%	14.00%
Defined Benefit Plan Equity Securities [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		1.00%	2.00%
Defined Benefit Plan Fixed Income Securities [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		57.00%	57.00%
Defined Benefit Plan Fixed Income Securities [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		6.00%	10.00%
Defined Benefit Plan Other Investments [Member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		29.00%	29.00%
Defined Benefit Plan Other Investments [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan percentage of amount contributed to fair value of plan assets		93.00%	88.00%
Defined Benefit Plan Securities [Member] | Plan assets [member] | Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Expected contributions to plan assets by employer during the next fiscal year	¥ 1
Defined Benefit Plan Securities [Member] | Plan assets [member] | Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Expected contributions to plan assets by employer during the next fiscal year	¥ 6